Schedule of Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Gross	$ 4,454.2	$ 4,171.4
Accumulated impairment charges	(1,953.8)	(1,953.8)
Goodwill	2,500.4	2,217.6
Translation adjustment	(45.4)	(22.4)
Acquisition		305.2
CDW Advanced Services Allocation	0.0
Period Increase (Decrease)	(45.4)	282.8
Goodwill, Gross	4,408.8	4,454.2
Accumulated impairment charges	(1,953.8)	(1,953.8)
Goodwill	2,455.0	2,500.4
Goodwill Impairment Charges	0.0	0.0
Corporate
Goodwill [Roll Forward]
Goodwill, Gross	2,617.3	2,617.3
Accumulated impairment charges	(1,571.4)	(1,571.4)
Goodwill	1,045.9	1,045.9
Translation adjustment	0.0	0.0
Acquisition		0.0
CDW Advanced Services Allocation	28.2
Period Increase (Decrease)	28.2	0.0
Goodwill, Gross	2,645.5	2,617.3
Accumulated impairment charges	(1,571.4)	(1,571.4)
Goodwill	1,074.1	1,045.9
Small Business
Goodwill [Roll Forward]
Goodwill, Gross	185.9	185.9
Accumulated impairment charges	0.0	0.0
Goodwill	185.9	185.9
Translation adjustment	0.0	0.0
Acquisition		0.0
CDW Advanced Services Allocation	0.0
Period Increase (Decrease)	0.0	0.0
Goodwill, Gross	185.9	185.9
Accumulated impairment charges	0.0	0.0
Goodwill	185.9	185.9
Public
Goodwill [Roll Forward]
Goodwill, Gross	1,265.4	1,265.4
Accumulated impairment charges	(354.1)	(354.1)
Goodwill	911.3	911.3
Translation adjustment	0.0	0.0
Acquisition		0.0
CDW Advanced Services Allocation	18.3
Period Increase (Decrease)	18.3	0.0
Goodwill, Gross	1,283.7	1,265.4
Accumulated impairment charges	(354.1)	(354.1)
Goodwill	929.6	911.3
Other
Goodwill [Roll Forward]
Goodwill, Gross	385.6	102.8
Accumulated impairment charges	(28.3)	(28.3)
Goodwill	357.3	74.5
Translation adjustment	(45.4)	(22.4)
Acquisition		305.2
CDW Advanced Services Allocation	(46.5)
Period Increase (Decrease)	(91.9)	282.8
Goodwill, Gross	293.7	385.6
Accumulated impairment charges	(28.3)	(28.3)
Goodwill	$ 265.4	$ 357.3